Deferred Charges, Net	12 Months Ended
Dec. 31, 2014
Deferred Charges, Net
Deferred Charges, Net

5. Deferred Charges, Net

        Deferred charges consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and Other Costs	Total Deferred Charges
As of January 1, 2013	$9,669	$79,152	$88,821
Additions	283	187	470
Written off amounts	(429)	—	(429)
Amortization	(5,482)	(15,431)	(20,913)

As of December 31, 2013	$4,041	$63,908	$67,949
Additions	6,887	182	7,069
Written off amounts	(286)	(55)	(341)
Amortization	(4,387)	(15,015)	(19,402)

As of December 31, 2014	$6,255	$49,020	$55,275

        The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.